EBP Net Periodic Benefit Cost & OCI (Details 2) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Benefits [Member]
Components of net periodic benefit cost (credit):
Service cost		$ 30	$ 31	$ 45
Interest cost		28	36	50
Expected return on plan assets		(43)	(53)	(61)
Amortization of net actuarial loss		14	21	15
Net actuarial loss from settlements		1	9	1
Reclassification to regulatory liability		0	0	0
Net periodic benefit cost (credit) (1)	[1]	30	44	50
Items Recognized in Other Comprehensive Income (Loss)
Net actuarial gain (loss) arising during the year		40	112	88
Amortization of net actuarial loss		14	21	15
Net actuarial loss from settlements		1	9	1
Total recognized in Other comprehensive income (loss)		55	142	104
Other Postretirement Benefits [Member]
Components of net periodic benefit cost (credit):
Service cost		1	1	1
Interest cost		5	7	8
Expected return on plan assets		(10)	(11)	(10)
Amortization of net actuarial loss		0	0	0
Net actuarial loss from settlements		0	0	0
Reclassification to regulatory liability		2	2	1
Net periodic benefit cost (credit) (1)	[1]	(2)	(1)	0
Items Recognized in Other Comprehensive Income (Loss)
Net actuarial gain (loss) arising during the year		29	(4)	(9)
Amortization of net actuarial loss		0	0	0
Net actuarial loss from settlements		0	0	0
Total recognized in Other comprehensive income (loss)		$ 29	$ (4)	$ (9)

[1]	(1) Components other than Service cost are included in Other income (expense) – net below Operating income (loss) in the Consolidated Statement of Income.